CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - Parent company balance sheets - Additional information (Details)			6 Months Ended
	May 01, 2024 shares	Mar. 29, 2024 $ / shares shares	Dec. 31, 2024 $ / shares shares	Jun. 30, 2024 $ / shares shares	Mar. 28, 2024 $ / shares shares	Oct. 16, 2023 shares	Mar. 15, 2023 $ / shares
Parent company balance sheets
Reverse stock split	0.056		0.2
Class A ordinary shares
Parent company balance sheets
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0925
Ordinary shares, shares authorized		500,000,000	500,000,000	500,000,000	150,000,000
Ordinary shares, shares issued			7,987,959	7,987,959		1,175,000
Ordinary shares, shares outstanding	141,703,218		7,987,959	7,987,959
Reverse stock split	0.056	0.056
Class A ordinary shares | RECON TECHNOLOGY LTD
Parent company balance sheets
Ordinary shares, par value (in dollars per share) | $ / shares			$ 0.0001	$ 0.0001
Ordinary shares, shares authorized			500,000,000	500,000,000
Ordinary shares, shares issued			7,987,959	7,987,959
Ordinary shares, shares outstanding			7,987,959	7,987,959
Class B ordinary shares
Parent company balance sheets
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0925		$ 0.0925
Ordinary shares, shares authorized		80,000,000	80,000,000	80,000,000	20,000,000
Ordinary shares, shares issued			20,000,000	7,100,000
Ordinary shares, shares outstanding			20,000,000	7,100,000
Reverse stock split	0.056
Class B ordinary shares | RECON TECHNOLOGY LTD
Parent company balance sheets
Ordinary shares, par value (in dollars per share) | $ / shares			$ 0.0001	$ 0.0001
Ordinary shares, shares authorized			80,000,000	80,000,000
Ordinary shares, shares issued			20,000,000	7,100,000
Ordinary shares, shares outstanding			20,000,000	7,100,000